Leases - Classification of Finance Leases (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Finance Leases
Property, plant and equipment	$ 12,864	$ 12,074
Less: Accumulated depreciation and amortization	9,337	8,728
Property, plant and equipment, net	3,527	3,346
Current portion of long-term debt	10	21
Long-term debt, net	2,316	$ 2,418
Total finance lease liabilities	8
Finance leases
Finance Leases
Property, plant and equipment	20
Less: Accumulated depreciation and amortization	5
Property, plant and equipment, net	15
Current portion of long-term debt	1
Long-term debt, net	7
Total finance lease liabilities	$ 8